STOCKHOLDERS' EQUITY (Tables)	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Summary of Dividends Declared and Paid
The following table summarizes dividends per share declared for the three months ended March 31, 2023 and March 31, 2022:

Date Declared	Amount (per share)

(U.S. Dollars)
3/6/2023	$0.08
3/14/2022	$0.08
The following table summarizes total dividends declared for the three months ended March 31, 2023 and March 31, 2022:

	Three Months Ended
	March 31, 2023	March 31, 2022

	(U.S. Dollars in thousands)
Dividends	$(7,690)	$(7,607)

Schedule of Accumulated Other Comprehensive Loss	A rollforward of the changes in accumulated other comprehensive loss, disaggregated by component, was as follows for the three months ended March 31, 2023 and March 31, 2022:

	Changes in Accumulated Other Comprehensive Loss by Component
	Fair Value of Derivatives	Pension & Other Postretirement Benefits	Foreign Currency Translation	Total

	(U.S. Dollars in thousands)
Balance as of December 31, 2021	$8,631	$(59,822)	$(74,728)	$(125,919)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	24,479	—	(5,889)	18,590
Amounts reclassified from accumulated other comprehensive loss	949	—	5,445	6,394
Tax reclassified from accumulated other comprehensive loss	(230)	—	203	(27)
Net other comprehensive income (loss) attributable to Dole plc	25,198	—	(241)	24,957
Balance as of March 31, 2022	$33,829	$(59,822)	$(74,969)	$(100,962)

Balance as of December 31, 2022	$40,417	$(36,938)	$(107,612)	$(104,133)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of income taxes	(13,681)	—	9,604	(4,077)
Amounts reclassified from accumulated other comprehensive loss	12,890	—	—	12,890
Tax reclassified from accumulated other comprehensive loss	(5,591)	—	—	(5,591)
Net other comprehensive income (loss) attributable to Dole plc	(6,382)	—	9,604	3,222
Balance as of March 31, 2023	$34,035	$(36,938)	$(98,008)	$(100,911)